Financial instruments risk management (Schedule of Classification of Financial Assets and Liabilities) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($) [1]	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	₪ 150,607	$ 42,786	₪ 195,718	$ 55,602	[1]	₪ 201,822	₪ 121,860
Financial assets at fair value through profit or loss	44,113	12,532	31,056
Loans to others	0	$ 0	0	$ 0		₪ 18,707
Fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0		0
Financial assets at fair value through profit or loss	160,875		185,146
Trade and other receivables	0
Total financial assets	160,875		185,146
Trade payables	0		0
Financial liabilities at fair value through profit or loss	0		13,960
Total financial liabilities	0		13,960
Amortized cost [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	150,607		195,718
Financial assets at fair value through profit or loss	0		0
Trade and other receivables	170,794		138,956
Total financial assets	321,401		334,674
Trade payables	24,842		20,386
Financial liabilities at fair value through profit or loss	0		0
Total financial liabilities	₪ 24,842		₪ 20,386

[1]	Convenience Translation into US Dollars.